Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 19, 2021	Feb. 09, 2021 shares	Aug. 18, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Operating loss (in Dollars)	$ (24,422,618)			$ 1,416,467	$ 5,831,926
Operating cash flows (in Dollars)	5,960,000
Obtained financing limit (in Dollars)	200,000,000
Cash (in Dollars)	$ 2,751,309			14,396,032
Amortized straight line method	10 years	10 years	10 years
Impairment charge (in Dollars)	$ 1,100,000
VAT rate percentage	6.00%			6.00%	6.00%
Deferred revenue (in Dollars)	$ 393,003			$ 47,710
Selling and marketing costs (in Dollars)	4,646,875			380,723	$ 133,387
Advertising expense (in Dollars)	1,518,981			48,716	$ 51,170
Underpayment of taxes	$ 14,381	¥ 100,000
Statute limitation	10 years	10 years	10 years
Exception of equity, description	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2023 and 2022 were translated at RMB7.2513 to $1.00 and at RMB6.6981 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the fiscal years ended June 30, 2023, 2022, and 2021 were RMB6.9534 to $1.00, RMB6.4554 to $1.00, and RMB6.6228 to $1.00, respectively.	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2023 and 2022 were translated at RMB7.2513 to $1.00 and at RMB6.6981 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the fiscal years ended June 30, 2023, 2022, and 2021 were RMB6.9534 to $1.00, RMB6.4554 to $1.00, and RMB6.6228 to $1.00, respectively.	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2023 and 2022 were translated at RMB7.2513 to $1.00 and at RMB6.6981 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the fiscal years ended June 30, 2023, 2022, and 2021 were RMB6.9534 to $1.00, RMB6.4554 to $1.00, and RMB6.6228 to $1.00, respectively.
Company deposits | ¥		¥ 500,000
Deposits (in Dollars)	$ 724,437			5,281,823
Payments for deposits (in Dollars)	$ 2,026,858			$ 9,113,548
Net accounts receivable percentage	68.00%			72.00%
Non-controlling interests, percentage							6.45%	49.00%
Percentage of net income						100.00%
Equity interests, percentage	49.00%	49.00%	49.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	3 years	3 years	3 years
Company deposits			$ 500,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	5 years	5 years	5 years
Company deposits			$ 800,000
Class A ordinary shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares) | shares							1,065,089
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	31.00%			35.00%
Percentage of services purchase	16.56%			8.59%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	19.00%			14.00%
Percentage of services purchase	12.91%			7.88%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	7.00%			9.00%
Percentage of services purchase	10.61%			5.63%
Customer 4 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	6.00%			7.00%
Customer 5 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	5.00%			7.00%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of services purchase					14.00%
Suppliers Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of services purchase					13.00%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of services purchase					12.00%
Going Concern and Management’s Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating loss (in Dollars)	$ 24,420,000
Guangzhou Taiji Advertising Co., Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage					23.00%
Fujian Maibo Culture Communication Co., Ltd. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage					12.00%
Xiamen Many Idea Interactive Co., Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				30.00%
Xiamen Many Idea Interactive Co., Ltd. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%
Xiamen Many Idea Interactive Co., Ltd. [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage					8.00%
Fuzhou New Civic Culture Communication Co. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				13.00%
Heng’an (China) Paper Industry Company Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%
Heng’an (China) Paper Industry Company Ltd. [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	9.00%			7.00%